Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (8,800)	$ (20,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	87	99
Gain on disposal of equipment	(10)
Non-cash share-based compensation expense	1,846	1,979
Fair value of common stock issued in exchange for patent and technology rights		12,250
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(139)	(89)
Accounts payable	122	(253)
Accrued expenses and other current liabilities	(793)	1,028
Deferred revenue	(71)	(400)
Net cash used in operating activities	(7,758)	(6,311)
Cash flows from investing activities:
Change in restricted cash		3
Purchase of short-term investments	(5,000)	(9,000)
Maturities of short-term investments	8,000	6,000
Cash paid for purchase of equipment and furnishings	(95)	(78)
Proceeds from disposal of equipment and furnishings	12
Cash paid for lease deposit		(18)
Net cash provided by (used in)investing activities	2,917	(3,093)
Cash flows from financing activities:
Net proceeds from the issuance of common stock	1,886	15,651
Proceeds from exercise of stock options		5
Proceeds from issuance of common stock in connection with employee stock purchase plan	61	28
Cash paid in lieu of fractional shares for 1:30 reverse stock split		(12)
Repayments of capital lease obligations		(5)
Net cash provided by financing activities	1,947	15,667
Net (decrease) increase in cash and cash equivalents	(2,894)	6,263
Cash and cash equivalents at the beginning of period	11,390	5,127
Cash and cash equivalents at the end of period	8,496	11,390
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	3,000	2,000
Conversion of Series A and Series A-1 convertible preferred stock into common stock	3,882	434
Fair value of Series A and Series A-1 convertible preferred stock dividends	4,130	8,610
Series A and Series A-1 convertible preferred stock dividends	$ 596	$ 682